EMPLOYEE BENEFITS OBLIGATIONS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE BENEFITS OBLIGATIONS [abstract]
Employee benefits obligations	¥ 22,761	¥ 24,487	¥ 26,345
Less: current portion included in accruals and other payables (Note 28)	(22,761)	(24,487)
Non-current provisions for employee benefits	¥ 0	¥ 0